Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share
Reconciliation Of The Numerators And Denominators Of Basic Earnings Per Share And Diluted Earnings Per Share
Year Ended December 31,	2015	2014	2013
Numerators
Numerator for basic earnings per share:
Net income	$13,687	$6,736	$18,722
Less: Net income attributable to noncontrolling interest	(342)	(294)	(304)
Net income attributable to AT&T	13,345	6,442	18,418
Dilutive potential common shares:
Share-based payment	13	13	13
Numerator for diluted earnings per share	$13,358	$6,455	$18,431
Denominators (000,000)
Denominator for basic earnings per share:
Weighted-average number of common shares outstanding	5,628	5,205	5,368
Dilutive potential common shares:
Share-based payment (in shares)	18	16	17
Denominator for diluted earnings per share	5,646	5,221	5,385
Basic earnings per share attributable to AT&T	$2.37	$1.24	$3.42
Diluted earnings per share attributable to AT&T	$2.37	$1.24	$3.42